Share-Based Payment	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
Share-based payment

20.    Share-based payment

a)      For the years ended December 31, 2022 and 2021, the Company’s share-based payment transactions were as follow:

Type of arrangement	Grant date	Quantity granted (Units) (Note 1)	Contract period	Vesting conditions
Employee share options	2017.1.1	106,300	5 years	Note 2
Employee share options	2018.1.1	34,000	5 years	Note 2
Employee share options	2019.1.1	186,000	5 years	Note 2
Employee share options	2021.10.5	207,412	5 years	Note 3
Employee share options	2021.10.5	113,524	5 years	Note 2
Employee share options	2022.2.23	274,682	5 years	Note 2

Note 1:  On the Closing Date, with capital recapitalization as provided in Note 23, each outstanding share option was converted with the conversion ratio approximately of 4.82 share options.

Note 2:  Employee share options granting period and exercise conditions are as follows:

Vesting period	Accumulated maximum exercisable employee share options
After 1 year	25%
After 2 years	50%
After 3 years	75%
After 4 years	100%

Note 3:  Employee share options granting period and exercise conditions are as follows:

Vesting period	Accumulated maximum exercisable employee share options
At the beginning of year 1	25%
At the beginning of year 2	50%
At the beginning of year 3	75%
At the beginning of year 4	100%

The share-based payment arrangements above are settled by equity.

b)      Details of the share-based payment arrangements are as follows:

	2022		2021
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Options outstanding at January 1	404,454	$5.62	209,818	$5.24
Options granted	274,682	5.62	320,936	5.62
Options expired	—	—	(82,500)	5.51
Options forfeited	(649,353)	1.30	—	—
Options exercised	—	—	(43,800)	5.23
Capital recapitalization	2,521,860	1.17	—	—
Options outstanding at December 31	2,551,643	$1.17	404,454	$5.62
Options exercisable at December 31	1,085,064	$1.17	196,553	$5.62

Note:     Exercise price and numbers of options outstanding and exercisable on the Closing date have been adjusted with the conversion ratio approximately of 4.82 due to capital recapitalization. Refer to Note 23 for more information on the capital recapitalization.

c)      The weighted-average share price of share options at exercise dates for the year ended December 31, 2021 was $5.23. No share options were exercised for the year ended December 31, 2022.

d)      As of December 31, 2022 and 2021, the exercise prices of share options outstanding was $1.17 and $5.62, respectively; the weighted-average remaining contractual period was 3.06 years and 2.24 years, respectively.

e)      The fair value of share options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Type of arrangement	Grant date	Share price (par value)	Exercise price (Note 2)	Expected price volatility (Note 1)		Expected option life	Expected dividends	Risk-free interest rate	Fair value per share (Note 3)
Employee share options	2017.1.1	$0.0001	$5.62	32.11	%~42.11%	4.5 Years	—	1.05%	$5.73
Employee share options	2018.1.1	$0.0001	$5.62	34.14	%~40.79%	4.5 Years	—	0.96%	$6.13
Employee share options	2019.1.1	$0.0001	$5.62	33.35	%~38.93%	4.5 Years	—	1.01%	$6.86
Employee share options	2021.10.5	$0.0001	$5.62	47.34	%~52.14%	3.5 Years	—	1.01%	$6.91
Employee share options	2021.10.5	$0.0001	$5.62	45.32	%~51.27%	4.5 Years	—	1.01%	$6.91
Employee share options	2022.2.23	$0.0001	$5.62	31.49	%~46.31%	4.5 Years	—	0.72%	$7.11

Note 1:  Expected price volatility rate was estimated by using the share prices of the most recent period with length of this period approximate to the length of the share options’ expected life, and the standard deviation of return on the share during this period.

Note 2:  The exercise price of share options is adjusted to $1.17 with the conversion ratio approximately of 4.82 on the Closing Date due to capital recapitalization. Refer to Note 23 for more information on the capital recapitalization.

Note 3:  Share-based payment expenses are recorded over each vesting period based on the fair value of share options granted. Relevant information is as follows:

Grant date	Exercise price	Fair value of first year	Fair value of second year	Fair value of third year	Fair value of fourth year
2017.1.1	$5.62	$0.90	$1.50	$1.70	$2.00
2018.1.1	$5.62	$1.20	$1.60	$2.00	$2.30
2019.1.1	$5.62	$1.70	$2.10	$2.40	$2.80
2021.10.5	$5.62	$1.90	$2.30	$2.70	$2.90
2021.10.5	$5.62	$2.30	$2.70	$2.90	$3.10
2022.2.23	$5.62	$1.90	$2.50	$3.00	$3.20

f)      Expenses incurred on share-based payment transactions are shown below:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Equity-settled	$346,122	$375,941	$142,416